Details of Significant Accounts - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Subsidy from government	$ 1	$ 21	$ 178
Others	74	97	13
Other income	$ 75	$ 118	$ 191